 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending May 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
5/8/03	Shares of beneficial interest	15,000	7.0323	7.66	Merrill Lynch

Total Shares Repurchased: 15,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management